CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES [Abstract]
Disclosure Detailed Information Of Adoption Of IFRS And Its Impact On Retained Earnings [Text Block]
The following tables summarized the impact, net of tax, of transition to IFRS 9 on the opening balance of retained earnings as of January 1, 2018:

RMB’000

Retained earnings as of December 31, 2017	144,434
Recognition of expected credit losses (“ECLs”) on trade receivables as of January 1, 2018	(15,118)
Restated retained earnings as of January 1, 2018 (unaudited)	129,316